Insurance	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Insurance
35. Insurance
The specification by risk modality and effective date of the main insurance policies can be seen below:

Policy	End of term	Insured amount
Operational risks - HPP Baixo Iguaçu	05.31.2025	2,764,597
Operational risks - HPP Governador Jayme Canet Junior	01.21.2026	2,334,953
Operational risks - Cutia and Bento Miguel	03.29.2025	2,225,164
Named Risks	08.24.2025	1,989,267
Operational risks - HPP Colíder	12.01.2025	1,892,320
Operational risks - Aventura e SRMN	11.28.2025	1,221,932
Operational risks - Brisa Potiguar	11.28.2025	1,101,652
Operational risks - Ventos de Serra do Mel II e IV	11.28.2025	1,101,502
Operational risks - Elejor	09.07.2025	901,950
Fire - owned and rented facilities	08.24.2025	772,189
In addition to the insurance policies listed above, the company and its subsidiaries take out other insurance policies with smaller amounts, such as: D&O insurance, general civil liability, judicial and payment guarantee, miscellaneous risks, life insurance and vehicle insurance. The company also has an indemnity contract in addition to the D&O insurance.
The guarantee insurances taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as a guarantor, within the limits of their share of interest in each project.